Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prospectus Date	rr_ProspectusDate	Feb. 25, 2016
Supplement [Text Block]	pip09_SupplementTextBlock

Prudential Investment Portfolios 9
Prudential Select Real Estate Fund (the “Fund”)

Supplement dated June 10, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

This supplement amends the Summary Prospectus, Prospectus and SAI of the Fund and is in addition to any existing supplements to the Fund’s Summary Prospectus, Prospectus and/or SAI. At a recent meeting of the Board of Trustees of the Fund (“the Board”), the Board approved the following changes to the Fund:

•	Effective on or about June 30, 2016, the Board approved the designation of the FTSE EPRA/NAREIT Developed Real Estate Net Index (currently a secondary benchmark for the Fund) as the Fund’s primary benchmark, and the elimination of the S&P Developed Property Net Index (currently the Fund’s primary benchmark) as a benchmark for the Fund.
•	In addition, effective as of July 1, 2016, the Fund’s existing contractual cap on Fund expenses, the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate will be lowered.

In order to implement these changes the Summary Prospectus, Prospectus and SAI are revised as follows:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None	None
+ Other expenses	3.56%	3.56%	3.47%	3.56%
= Total annual Fund operating expenses	4.66%	5.36%	4.27%	4.36%
– Fee waiver and/or expense reimbursement	(3.36)%	(3.31)%	(3.22)%	(3.31)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.30%	2.05%	1.05%	1.05%
(1)	The manager has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, interest, taxes, acquired fund fees and expenses, brokerage commissions, and extraordinary expenses) of each class of shares of the Fund to 1.05% of the Fund’s average daily net assets. Separately, the distributor has contractually agreed through February 28, 2018 to reduce its distribution and service (12b-1) fees for Class A shares of the Fund to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$675	$1,592	$2,514	$4,849	$675	$1,592	$2,514	$4,849
Class C	$308	$1,308	$2,399	$5,095	$208	$1,308	$2,399	$5,095
Class Q	$107	$1,001	$1,909	$4,236	$107	$1,001	$1,909	$4,236
Class Z	$107	$1,019	$1,943	$4,305	$107	$1,019	$1,943	$4,305

3.	In the Summary Prospectus and Prospectus section entitled Fund Summary —-Investments, Risks and Performance – Performance, the Index Returns table is deleted and replaced with the following new table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years	Since Inception
FTSE EPRA/NAREIT Developed Real Estate Net Index	-0.79	N/A	N/A	1.27
S&P 500 Index	1.39	N/A	N/A	6.33
S&P Developed Property Net Index *	0.03	N/A	N/A	1.35

*The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund’s Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.

Prudential Select Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip09_SupplementTextBlock

Prudential Investment Portfolios 9
Prudential Select Real Estate Fund (the “Fund”)

Supplement dated June 10, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

This supplement amends the Summary Prospectus, Prospectus and SAI of the Fund and is in addition to any existing supplements to the Fund’s Summary Prospectus, Prospectus and/or SAI. At a recent meeting of the Board of Trustees of the Fund (“the Board”), the Board approved the following changes to the Fund:

•	Effective on or about June 30, 2016, the Board approved the designation of the FTSE EPRA/NAREIT Developed Real Estate Net Index (currently a secondary benchmark for the Fund) as the Fund’s primary benchmark, and the elimination of the S&P Developed Property Net Index (currently the Fund’s primary benchmark) as a benchmark for the Fund.
•	In addition, effective as of July 1, 2016, the Fund’s existing contractual cap on Fund expenses, the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate will be lowered.

In order to implement these changes the Summary Prospectus, Prospectus and SAI are revised as follows:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None	None
+ Other expenses	3.56%	3.56%	3.47%	3.56%
= Total annual Fund operating expenses	4.66%	5.36%	4.27%	4.36%
– Fee waiver and/or expense reimbursement	(3.36)%	(3.31)%	(3.22)%	(3.31)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.30%	2.05%	1.05%	1.05%
(1)	The manager has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, interest, taxes, acquired fund fees and expenses, brokerage commissions, and extraordinary expenses) of each class of shares of the Fund to 1.05% of the Fund’s average daily net assets. Separately, the distributor has contractually agreed through February 28, 2018 to reduce its distribution and service (12b-1) fees for Class A shares of the Fund to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$675	$1,592	$2,514	$4,849	$675	$1,592	$2,514	$4,849
Class C	$308	$1,308	$2,399	$5,095	$208	$1,308	$2,399	$5,095
Class Q	$107	$1,001	$1,909	$4,236	$107	$1,001	$1,909	$4,236
Class Z	$107	$1,019	$1,943	$4,305	$107	$1,019	$1,943	$4,305

3.	In the Summary Prospectus and Prospectus section entitled Fund Summary —-Investments, Risks and Performance – Performance, the Index Returns table is deleted and replaced with the following new table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years	Since Inception
FTSE EPRA/NAREIT Developed Real Estate Net Index	-0.79	N/A	N/A	1.27
S&P 500 Index	1.39	N/A	N/A	6.33
S&P Developed Property Net Index *	0.03	N/A	N/A	1.35

*The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund’s Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund’s Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.
Prudential Select Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	3.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.66%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.36%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 675
3 Years	rr_ExpenseExampleYear03	1,592
5 Years	rr_ExpenseExampleYear05	2,514
10 Years	rr_ExpenseExampleYear10	4,849
1 Year	rr_ExpenseExampleNoRedemptionYear01	675
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,592
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,514
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,849
Prudential Select Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	3.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	5.36%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.31%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 308
3 Years	rr_ExpenseExampleYear03	1,308
5 Years	rr_ExpenseExampleYear05	2,399
10 Years	rr_ExpenseExampleYear10	5,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,308
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,399
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,095
Prudential Select Real Estate Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	3.47%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.27%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.22%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	1,001
5 Years	rr_ExpenseExampleYear05	1,909
10 Years	rr_ExpenseExampleYear10	4,236
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,001
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,909
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,236
Prudential Select Real Estate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	3.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.36%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.31%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	1,019
5 Years	rr_ExpenseExampleYear05	1,943
10 Years	rr_ExpenseExampleYear10	4,305
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,019
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,943
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,305
Prudential Select Real Estate Fund | FTSE EPRA/NAREIT Developed Real Estate Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.79%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Prudential Select Real Estate Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.39%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Prudential Select Real Estate Fund | S&P Developed Property Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.03%	[2]
Five Years	rr_AverageAnnualReturnYear05		[2]
Ten Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[2]

[1]	The manager has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, interest, taxes, acquired fund fees and expenses, brokerage commissions, and extraordinary expenses) of each class of shares of the Fund to 1.05% of the Fund’s average daily net assets. Separately, the distributor has contractually agreed through February 28, 2018 to reduce its distribution and service (12b-1) fees for Class A shares of the Fund to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Trustees.
[2]	The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund’s Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.